CONSOLIDATED STATEMENTS OF CHANGES IN INVESTED (DEFICIT)/ SHAREHOLDERS' EQUITY (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF CHANGES IN INVESTED (DEFICIT)/ SHAREHOLDERS' EQUITY
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0